FAIR VALUE MEASUREMENTS (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 10. FAIR VALUE MEASUREMENTS
The Warrants are measured at fair value on a recurring basis. Upon initial measurement as of July 30, 2021, we utilized a binomial/lattice model to value the public warrants and private placement warrants. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in September 2021 after the Public Warrants were separately listed and traded. The estimated fair value of the Private Placement Warrants transferred from a Level 3 measurement to a Level 2 fair value measurement in September 2021 due to the use of an observable market quote for a similar asset in an active market. As of June 30, 2023 and December 31, 2022, since both Public Warrants and Private Placement Warrants are subject to the certain make-whole provisions, Private Placement Warrants will have the same value as the Public Warrants and the public trading price is used.

Description	Amount at Fair Value	Level 1	Level 2	Level 3
June 30, 2023 (Unaudited)
Assets
Investments held in Trust Account:
U.S. government treasury obligations	$13,634,402	$13,634,402	$—	$—
Investments held in Brokerage Account
U.S. government treasury obligations	$810,827	$810,827	$—	$—
Liabilities
Warrant liability – Public Warrants	$360,830	$360,830	$—	$—
Warrant liability – Private Placement Warrants	$320,498	$—	$320,498	$—

Description	Amount at Fair Value	Level 1	Level 2	Level 3
December 31, 2022
Liabilities
Warrant liability – Public Warrants	$451,038	$451,038	$—	$—
Warrant liability – Private Placement Warrants	$400,623	$—	$400,623	$—
In connection with the Extension Proposal (Note 1), the Company was required to permit public stockholders to redeem their shares of the Company’s Class A Common Stock. Prior the redemption of shares the fair value amount of Investments held in Trust Account was $185,001,686, of which $161,957,835 was redeemed by shareholders and $575,087 was transferred to the Company’s operating bank account for payment of taxes.
As of June 30, 2023 and December 31, 2022, since both Public Warrants and Private Placement Warrants are subject to the certain make-whole provisions, Private Placement Warrants will have the same value as the Public Warrants and the public trading price is used. Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period.
The Company recognized a gain in connection with changes in the fair value of warrant liabilities of $0 and $170,333 within the statement of operations for the three and six months ended June 30, 2023, respectively. The
Company recognized gains in connection with changes in the fair value of warrant liabilities of $2,554,981 and $4,428,632 within the unaudited condensed statements of operations for the three and six months ended June 30, 2022, respectively. The gain on the change in fair value of warrant liabilities was due in large part to the decrease in the public traded price of the Public Warrants.

NOTE 10. FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Amount at Fair Value	Level 1	Level 2	Level 3
December 31, 2022
Liabilities
Warrant liability – Public Warrants	$451,038	$451,038	$—	$—
Warrant liability – Private Placement Warrants	$400,623	$—	$400,623	$—

Description	Amount at Fair Value	Level 1	Level 2	Level 3
December 31, 2021
Assets
Investments held in Trust Account:
U.S. government treasury obligations	$182,248,837	$182,248,837	$—	$—
Liabilities
Warrant liability – Public Warrants	$3,969,130	$3,969,130	$—	$—
Warrant liability – Private Placement Warrants	$3,525,478	$—	$3,525,478	$—
In connection with the Extension Proposal (Note 1), the Company was required to permit public stockholders to redeem their shares of the Company’s Class A Common Stock. Prior the redemption of shares the fair value amount of Investments held in Trust Account was $185,001,686, of which $161,957,835 was redeemed by shareholders and $575,087 was transferred to the Company’s operating bank account for payment of taxes.
Upon initial measurement as of July 30, 2021, the Company utilized a binomial/lattice model to value the Public Warrants and Private Placement Warrants. The estimated fair value upon the initial measurement of the warrant liabilities as of July 30, 2021, was determined using Level 3 inputs. The Company estimated volatility based on research on comparable companies with the same type of warrants along with the implied volatilities shortly after they start trading. The risk-free interest rate was based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants was assumed to be equivalent to their remaining contractual term. The dividend rate was based on the historical rate, which the Company anticipated to remain at zero. As of December 31, 2022 and December 31, 2021, since both Public Warrants and Private Placement Warrants are subject to the certain make-whole provisions, Private Placement Warrants will have the same value as the Public Warrants and the public trading price is used.
Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in September 2021 after the Public Warrants were separately listed and traded. The estimated fair value of the Private Placement Warrants transferred from a Level 3 measurement to a Level 2 fair value measurement in September 2021 due to the use of an observable market quote for a similar asset in an active market.
The following table provides the significant unobservable inputs used in the binomial/lattice model for the initial valuation of the Public Warrants and Private Placement Warrants as of July 30, 2021:

As of July 30, 2021 (Initial Measurement)
Stock price	$9.47
Exercise price	$11.50
Dividend yield	—%
Expected term (in years)	5.5
Volatility	20.0%
Risk-free rate	0.80%
Fair value	$0.95
The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis:

Fair value as of March 1, 2021	$—
Initial measurement of Public Warrants and Private Placement Warrants as of July 30, 2021	15,770,000
Initial measurement of Public Warrants and Private Placement Warrants upon exercise of over-allotment on August 20, 2021	411,541
Transfer of Public Warrants to Level 1 measurement	(4,780,998)
Transfer of Private Placement Warrants to Level 2 measurement	(4,246,599)
Change in fair value	(7,153,944)
Fair value as of December 31, 2021	—
Fair value as of December 31, 2022	$—
The Company recognized a gain in connection with changes in the fair value of warrant liabilities of $6,642,947 and $8,686,933 within the statement of operations for the year ended December 31, 2022 and for the period from March 1, 2021 (inception) through December 31, 2021, respectively. The gain on the change in fair value of warrant liabilities was due in large part to the decrease in the public traded price of the Public Warrants.